SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 10 – SUBSEQUENT EVENTS

Effective October 10, 2023, the Board of Directors (the “Board”) of the Company appointed Scott Conant to serve as a member of the Board, to serve until his successor is duly appointed unless he resigns, is removed from office, or is otherwise disqualified from serving as a director of the Company.

Subsequent to September 30, 2023, the Company issued 23,261,034 common shares for services of which 22,000,000 shares were issued to officers and directors.